Disclosure of detailed information about exploration assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Net book value - January 1	$ 102,182	$ 100,038
Additions	257	2,745
Investments tax credits	(93)	601
Impairment	7,344	0
Net book value - December 31	95,002	102,182
Cost [Member]
Statements Line Items
Net book value - January 1	103,042	103,042
Net book value - December 31	103,206	103,042
Accumulated impairment [Member]
Statements Line Items
Net book value - January 1	(860)
Net book value - December 31	(8,204)	(860)
Net book value [Member]
Statements Line Items
Net book value - January 1	102,182
Net book value - December 31	$ 95,002	$ 102,182